U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2
                            Amendment No. 1


1.    Name and address of issuer:

      PIMCO Advisors Institutional Funds
      840 Newport Center Drive
      Newport Beach, CA  92660.


2. Name of each series or class of funds for which this notice is filed:

      Money Market Fund - Institutional Class
      Money Market Fund - Administrative Class
      PIMCO Managed Bond and Income Fund - Institutional Class PIMCO Managed Bond and Income Fund- Administrative Class Utility Stock Fund - Institutional Class
      NFJ Equity Income Fund - Institutional Class
      NFJ Equity Income Fund - Administrative Class
      NFJ Diversified Low P/E Fund - Institutional Class
      NFJ Small Cap Value Fund - Institutional Class
      Cadence Capital Appreciation Fund - Institutional Class Cadence Mid Cap Growth Fund - Institutional Class
      Cadence Mid Cap Growth Fund - Administrative Class
      Cadence Micro Cap Growth Fund - Institutional Class
      Cadence Small Cap Growth Fund - Institutional Class
      Cadence Small Cap Growth Fund - Administrative Class Columbus Circle Core Equity Fund - Institutional Class Columbus Circle Core Equity Fund - Administrative Class Columbus Circle Mid Cap Equity Fund - Institutional Class Parametric Enhanced Equity Fund - Institutional Class Parametric International Equity Fund - Institutional Class Blairlogie Emerging Markets Fund - Institutional Class Blairlogie Emerging Markets Fund - Administrative Class Blairlogie International Active Fund - Institutional Class Blairlogie International Active Fund - Administrative Class Balanced Fund - Institutional Class


3.    Investment Company Act File Number:  811-6161

      Securities Act File Number:  33-36528


4.    Last day of fiscal year for which this notice is filed:
      October 31, 1995.


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                           [   ]


6.    Date of termination of issuer's declaration under rule 24f-
      2(a)(1), if applicable (see Instruction A.6):

      Not Applicable.



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      None.



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      None.



9. Number and aggregate sale price of securities sold during the fiscal year:

      Number: 63,131,572
      Amount: $490,103,845.00


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
      24f-2:

      Number: 63,131,572
      Amount: $490,103,845.00


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Number:  5,352,033
      Amount:  $53,393,581.00


12.   Calculation of registration fee:

      (i)     Aggregate sale price of securities sold
              during the fiscal year in reliance on
              rule 24f-2 (from Item 10):            $490,103,845.00

      (ii)    Aggregate price of shares issued in
              connection with dividend reinvestment
              plans (from Item 11, if applicable):  +$53,393,581.00

      (iii)   Aggregate price of shares redeemed
              or repurchased during the fiscal
              year (if applicable):                -$390,682,232.00

      (iv)    Aggregate price of shares redeemed
              or repurchased and previously
              applied as a reduction to filing
              fees pursuant to rule 24e-2
              (if applicable):                             +0

      (v)     Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance on rule 24f-2
              [line (i), plus line (ii), less
              line (iii), plus line (iv)]
              (if applicable):                        $152,815,194.00

      (vi)    Multiplier prescribed by Section 6(b)
              of the Securities Act of 1933 or other
              applicable law or regulation (see
              Instruction C.6):                        x 1/29th of 1%

      (vii)   Fee due [line (i) or line (v) multiplied
              by line (vi):                                $52,694.89


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v)
              only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [ X ]


      Date of mailing or wire transfer of filing fees of the Commission's lockbox depository:

           November 15, 1995 ($30,563.04)
           December 6, 1995 ($22,131.85)





                                 SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ John P. Hardaway

                                John P. Hardaway, Vice President



      Date: December 7, 1995



*Please print the name and title of the signing officer below the signature.